Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

7. Related Party Transactions

Dr. Arnold S. Lippa and Jeff E. Margolis, officers and directors of RespireRx since March 22, 2013, have indirect ownership and managing membership interests in Aurora Capital LLC (“Aurora”) through interests held in its members, and Jeff. E. Margolis is also an officer of Aurora. Aurora is a boutique investment banking firm specializing in the life sciences sector that is also a full-service brokerage firm.

A description of advances and notes payable to officers is provided at Note 4. Notes Payable.

8. Related Party Transactions

Dr. Arnold S. Lippa and Jeff E. Margolis, officers and directors of the Company since March 22, 2013, have indirect ownership interests and managing memberships in Aurora Capital LLC (“Aurora”) through interests held in its members, and Jeff. E. Margolis is also an officer of Aurora. Aurora is a boutique investment banking firm specializing in the life sciences sector that is also a full-service brokerage firm.

A description of advances and notes payable to officers is provided at Note 4. Notes Payable – Advances from and Notes Payable to Officer.

Dr. James S. Manuso resigned as the Company’s President and Chief Executive Officer as well as Vice Chairman and member of the Board of Directors effective as of September 30, 2018. Having been the principal executive officer of the Company during the fiscal year ended December 31, 2018, Dr. Manuso is considered a named executive officer for the year ended December 31, 2018, but not for the year ended December 31, 2019. Dr. Manuso remains an affiliate due to his equity ownership and option grants.